Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Earnings per share
Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2013	2012	2011
Numerator:
Net income attributable to 3M	$4,659	$4,444	$4,283

Denominator:
Denominator for weighted average 3M common shares
outstanding – basic	681.9	693.9	708.5

Dilution associated with the Company’s stock-based
compensation plans	11.7	9.4	10.5

Denominator for weighted average 3M common shares
outstanding – diluted	693.6	703.3	719.0

Earnings per share attributable to 3M common shareholders – basic	$6.83	$6.40	$6.05
Earnings per share attributable to 3M common shareholders – diluted	$6.72	$6.32	$5.96